Cash and Cash Equivalents - Additional Information (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents1 [line items]
Average maturity of time deposits	29 days	30 days
Cash and cash equivalents	₺ 18,619,881	₺ 11,860,555	₺ 10,238,715	₺ 7,419,239
Accrued interest income	₺ 8,784
TL
Cash and cash equivalents1 [line items]
Effective interest rate	27.70%	17.40%
USD
Cash and cash equivalents1 [line items]
Effective interest rate	1.30%	2.80%
EUR
Cash and cash equivalents1 [line items]
Effective interest rate	0.50%	1.80%
RMB
Cash and cash equivalents1 [line items]
Effective interest rate	0.30%	0.70%